Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 5,513,510	₩ 3,586,965	₩ 3,776,354
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	3,139,978
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 101,969
Description	CDMA and LTE service
Commencement of amortization	2011-07
Completion of amortization	2021-06
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 376,860
Description	LTE service
Commencement of amortization	2013-09
Completion of amortization	2021-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 971,350
Description	LTE service
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 322,873
Description	W-CDMAand LTE service
Commencement of amortization	2016-12
Completion of amortization	2021-12
Frequency usage rights for 3 point 5GHz band [member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 1,164,243
Description	5G service
Completion of amortization	2028-11
Frequency usage rights for28 MHz band [member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 202,683
Description	5G service
Completion of amortization	2023-11